Other (gains)/losses (net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other (Gains)/Losses (Net) [Abstract]
Remeasurement of contingent consideration	$ (11,618)	$ 7,326	$ 22,687
Remeasurement of provisions	(12)	458	(130)
Realized currency gain	(193)	(76)	(1,636)
Impairments/(impairment reversals) of intangible assets	566	(475)	550
Other income	(1,234)	(299)	(14)
Unrealized currency gain/(loss)	756	(11,819)	2,370
Total other losses/(gains) (net)	$ (11,735)	$ (4,885)	$ 23,827